Label	Element	Value
BNY Mellon Concentrated International ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Concentrated International ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Effective October 1, 2024, the management fee payable by the fund to BNY Mellon ETF Investment Adviser, LLC, the fund's investment adviser, has been reduced from an annual rate of 0.80% to an annual rate of 0.75% of the value of the fund's average daily net assets. Accordingly, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	910
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	219
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	396
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 910

[1]	Restated to reflect current management fees.
[2]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.
[3]	The Adviser has contractually agreed, until at least March 1, 2026, to assume the direct expenses of the fund so that the fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business) do not exceed 0.65% of the fund's average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the fund's board. On or after March 1, 2026, the Adviser may terminate this expense limitation agreement at any time.